Financial risk management and financial instruments - Significant Derivatives Sensitivity Analysis (Details) R in Millions	12 Months Ended
	Jun. 30, 2020 ZAR (R) $ / gal $ / bbl R / $	Jun. 30, 2019 ZAR (R) $ / gal R / $
Crude oil put options | Commodity price
Financial risk management and financial instruments
Increase in price or rate assumption | $ / bbl	2
Decrease in price or rate assumption | $ / bbl	(2)
Impact on fair value from increase in significant input variable	R (45)
Impact on fair value from decrease in significant input variable	R 55
Ethane swap options | Commodity price
Financial risk management and financial instruments
Increase in price or rate assumption | $ / gal	0.02	0.02
Decrease in price or rate assumption | $ / gal	(0.02)	(0.02)
Impact on fair value from increase in significant input variable	R 329	R 146
Impact on fair value from decrease in significant input variable	R (329)	R (146)
Foreign exchange zero cost collars | Volatility
Financial risk management and financial instruments
Increase in significant input variable (as a percent)	2.00%	2.00%
Decrease in significant input variable (as a percent)	(2.00%)	(2.00%)
Impact on fair value from increase in significant input variable	R (196)	R 115
Impact on fair value from decrease in significant input variable	R 209	R (125)
Foreign exchange zero cost collars | USD/ZAR spot price
Financial risk management and financial instruments
Increase in price or rate assumption | R / $	1
Decrease in price or rate assumption | R / $	(1)	(1)
Impact on fair value from increase in significant input variable	R (2,504)
Impact on fair value from decrease in significant input variable	R 2,172	R 2,495
Minimum weakening of exchange rate for fair value impact | R / $	0.44
Gain (loss) for derivatives settled at spot price between cap and floor	R 0
Derivative cap | R / $	17.77
Crude oil zero cost collar | Volatility
Financial risk management and financial instruments
Increase in significant input variable (as a percent)	2.00%
Decrease in significant input variable (as a percent)	(2.00%)
Impact on fair value from increase in significant input variable	R (12)
Impact on fair value from decrease in significant input variable	R 14
Crude oil zero cost collar | Commodity price
Financial risk management and financial instruments
Increase in price or rate assumption | $ / bbl	2
Decrease in price or rate assumption | $ / bbl	(2)
Impact on fair value from increase in significant input variable	R (81)
Impact on fair value from decrease in significant input variable	R 72
Interest rate swap | USD Libor curve
Financial risk management and financial instruments
Increase in significant input variable (as a percent)	0.50%	0.50%
Decrease in significant input variable (as a percent)		(0.50%)
Impact on fair value from increase in significant input variable	R 811	R 754
Impact on fair value from decrease in significant input variable		R (748)
Oxygen supply contract embedded derivative | USD/ZAR spot price
Financial risk management and financial instruments
Increase in price or rate assumption | R / $	1
Decrease in price or rate assumption | R / $	(1)
Impact on fair value from increase in significant input variable	R (506)
Impact on fair value from decrease in significant input variable	R 506
Oxygen supply contract embedded derivative | USD Swap curve
Financial risk management and financial instruments
Increase in significant input variable (as a percent)	0.10%
Decrease in significant input variable (as a percent)	(0.10%)
Impact on fair value from increase in significant input variable	R 117
Impact on fair value from decrease in significant input variable	R (120)
Oxygen supply contract embedded derivative | Rand Swap curve
Financial risk management and financial instruments
Increase in significant input variable (as a percent)	1.00%
Decrease in significant input variable (as a percent)	(1.00%)
Impact on fair value from increase in significant input variable	R (724)
Impact on fair value from decrease in significant input variable	R 860